Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
17.	Intangible assets

	Goodwill	Mineral licenses	Other intangible assets
Cost
At December 31, 2015	32,995	55,783	—

Exchange differences	(93)	—	—

At December 31, 2016	32,902	55,783	—

Additions	—	—	880
Disposal	—	(165)	—
Exchange differences	(24)	—	—

At December 31, 2017	32,878	55,618	880

Additions	—	—	—
Disposal	—	—	—
Exchange differences	90	—	—

At December 31, 2018	32,968	55,618	880

Amortisation and impairment
At December 31, 2015	(11,617)	(17,266)	—

Impairment	(2,930)	(572)	—
Amortisation	—	(1,846)	—
At December 31, 2016	(14,547)	(19,684)	—

Impairment	—	(1,190)	—
Amortisation	—	(1,504)	—
At December 31, 2017	(14,547)	(22,378)	—

Impairment	(2,382)	—	—
Amortisation	—	(1,172)	(36)
Disposal	—	—	—
Exchange differences	—	—	—

At December 31, 2018	(16,929)	(23,550)	(36)

Net book value
At December 31, 2015	21,378	38,517	—

At December 31, 2016	18,355	36,099	—

At December 31, 2017	18,331	33,240	880

At December 31, 2018	16,039	32,068	844

In December 2017, the Group acquired the rights to connect to the power grid for providing the SKCC’s power receiving equipment with an additional power capacity. These rights are recorded as other intangible assets of mining segment with a useful life of 25 years.

As of December 31, 2018 and 2017, the Group performed an impairment analysis of goodwill (Note 18).

As of December 31, 2018 and 2017, the total Group’s contractual commitments to acquire intangible assets excluding VAT amounted to RUB 110 million and RUB 134 million, respectively.